Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenue from product sales	$ 713	$ 606	$ 1,228	$ 1,048
Revenue from service	110		204	152
Total Revenue	823	606	1,432	1,200
Cost of Revenue	748	463	1,223	883
Gross Profit	75	143	209	317
Operating expenses:
Research and development, net	1,002	1,084	1,812	1,856
General, administrative and marketing	986	820	2,017	1,749
Total operating loss	1,913	1,761	3,620	3,288
Financial income	9	630	26	48
Financial expenses	(2)	(6)	(6)	(6)
Exchange differences	(65)	(111)	28	(242)
Financial income (expenses), net	(58)	513	48	(200)
Loss for the period	$ 1,971	$ 1,248	$ 3,572	$ 3,488
Basic and diluted loss per ordinary share	$ 0.28	$ 0.27	$ 0.52	$ 0.75
Weighted average ordinary shares outstanding	6,958,109	4,661,506	6,809,666	4,660,862